DEBT AND OTHER OBLIGATIONS - DOLLAR THRIFTY (Tables)	6 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc
Debt and other obligations
Schedule of debt and other obligations

Our debt consists of the following (in millions of dollars):

Facility	Average Interest Rate at June 30, 2013(1)	Fixed or Floating Interest Rate	Maturity	June 30, 2013	December 31, 2012
Corporate Debt
Senior Term Facility	3.26%	Floating	3/2018	$2,114.8	$2,125.5
Senior ABL Facility	2.89%	Floating	3/2016	1,005.8	195.0
Senior Notes(2)	6.58%	Fixed	4/2018 - 10/2022	3,900.0	3,650.0
Promissory Notes	6.96%	Fixed	6/2012 - 1/2028	48.7	48.7
Other Corporate Debt	3.51%	Floating	Various	58.5	88.7
Unamortized Net Premium (Corporate)				3.2	3.3

Total Corporate Debt				7,131.0	6,111.2

Fleet Debt
HVF U.S. ABS Program
HVF U.S. Fleet Variable Funding Notes:
HVF Series 2009-1(3)	1.04%	Floating	3/2014	2,590.0	2,350.0

				2,590.0	2,350.0

HVF U.S. Fleet Medium Term Notes
HVF Series 2009-2(3)	5.37%	Fixed	3/2013 - 3/2015	807.5	1,095.9
HVF Series 2010-1(3)	3.77%	Fixed	2/2014 - 2/2018	749.8	749.8
HVF Series 2011-1(3)	2.86%	Fixed	3/2015 - 3/2017	598.0	598.0
HVF Series 2013-1(3)	1.68%	Fixed	8/2016 - 8/2018	950.0	—

				3,105.3	2,443.7

RCFC U.S. ABS Program
RCFC U.S. Fleet Variable Funding Notes
RCFC Series 2010-3 Notes(3)(4)	1.03%	Floating	12/2013	540.0	519.0
RCFC U.S. Fleet Medium Term Notes
RCFC Series 2011-1 Notes(3)(4)	2.81%	Fixed	2/2015	500.0	500.0
RCFC Series 2011-2 Notes(3)(4)	3.21%	Fixed	5/2015	400.0	400.0

				1,440.0	1,419.0

Donlen ABS Program
Donlen GN II Variable Funding Notes(5)	1.00%	Floating	12/2013	943.8	899.3

Other Fleet Debt
U.S. Fleet Financing Facility	2.95%	Floating	9/2015	171.0	166.0
European Revolving Credit Facility	2.67%	Floating	6/2015	357.9	185.3
European Fleet Notes	8.50%	Fixed	7/2015	520.5	529.4
European Securitization(3)	2.50%	Floating	7/2014	363.0	242.2
Hertz-Sponsored Canadian Securitization(3)	2.14%	Floating	3/2014	124.2	100.5
Dollar Thrifty Sponsored Canadian Securitization(3)(4)	2.13%	Floating	8/2014	76.4	55.3
Australian Securitization(3)(6)	4.17%	Floating	12/2014	119.7	148.9
Brazilian Fleet Financing Facility	13.89%	Floating	10/2013	13.0	14.0
Capitalized Leases	4.08%	Floating	Various	429.6	337.6
Unamortized Discount (Fleet)				8.8	12.1

				2,184.1	1,791.3

Total Fleet Debt				10,263.2	8,903.3

Total Debt				$17,394.2	$15,014.5

Note:
For further information on the definitions and terms of our debt, see Note 5 of the Notes to our audited annual consolidated financial statements included in our Form 10-K under the caption "Item 8—Financial Statements and Supplementary Data."

(1)
As applicable, reference is to the June 30, 2013 weighted average interest rate (weighted by principal balance).
(2)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of June 30, 2013 and December 31, 2012, the outstanding principal amount for each such series of the Senior Notes is as specified below.

	Outstanding Principal (in millions)
Senior Notes	June 30, 2013	December 31, 2012
4.25% Senior Notes due April 2018	$250.0	$—
7.50% Senior Notes due October 2018	700.0	700.0
6.75% Senior Notes due April 2019	1,250.0	1,250.0
5.875% Senior Notes due October 2020	700.0	700.0
7.375% Senior Notes due January 2021	500.0	500.0
6.25% Senior Notes due October 2022	500.0	500.0

	$3,900.0	$3,650.0

(3)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(4)
RCFC U.S. ABS Program and the Dollar Thrifty-Sponsored Canadian Securitization represent fleet debt acquired in connection with the Dollar Thrifty acquisition on November 19, 2012.

Our debt consists of the following (in millions of dollars):

Facility	Average Interest Rate at December 31, 2012(1)	Fixed or Floating Interest Rate	Maturity	December 31, 2012	December 31, 2011
Corporate Debt
Senior Term Facility	3.75%	Floating	3/2018	$2,125.5	$1,389.5
Senior ABL Facility	2.47%	Floating	3/2016	195.0	—
Senior Notes(2)	6.74%	Fixed	10/2018 - 10/2022	3,650.0	2,638.6
Promissory Notes	6.96%	Fixed	6/2012 - 1/2028	48.7	224.7
Other Corporate Debt	4.40%	Floating	Various	88.7	49.6
Unamortized Net (Discount) Premium (Corporate)				3.3	(6.9)

Total Corporate Debt				6,111.2	4,295.5

Fleet Debt
HVF U.S. ABS Program
HVF U.S. Fleet Variable Funding Notes:
HVF Series 2009-1(3)	1.11%	Floating	3/2014	2,350.0	1,000.0
HVF Series 2010-2(3)	N/A	Floating	3/2013	—	170.0
HVF Series 2011-2(3)	N/A	Floating	4/2012	—	175.0

				2,350.0	1,345.0

HVF U.S. Fleet Medium Term Notes
HVF Series 2009-2(3)	5.11%	Fixed	3/2013 - 3/2015	1,095.9	1,384.3
HVF Series 2010-1(3)	3.77%	Fixed	2/2014 - 2/2018	749.8	749.8
HVF Series 2011-1(3)	2.86%	Fixed	3/2015 - 3/2017	598.0	598.0

				2,443.7	2,732.1
RCFC U.S. ABS Program
RCFC U.S. Fleet Variable Funding Notes
RCFC Series 2010-3 Notes(3)(4)	1.06%	Floating	12/2013	519.0	—
RCFC U.S. Fleet Medium Term Notes
RCFC Series 2011-1 Notes(3)(4)	2.81%	Fixed	2/2015	500.0	—
RCFC Series 2011-2 Notes(3)(4)	3.21%	Fixed	5/2015	400.0	—

				1,419.0	—

Donlen ABS Program
Donlen GN II Variable Funding Notes(3)	1.15%	Floating	12/2013	899.3	811.2

Other Fleet Debt
U.S. Fleet Financing Facility	3.27%	Floating	9/2015	166.0	136.0
European Revolving Credit Facility	2.86%	Floating	6/2015	185.3	200.6
European Fleet Notes	8.50%	Fixed	7/2015	529.4	517.7
European Securitization(3)	2.48%	Floating	7/2014	242.2	256.2
Hertz-Sponsored Canadian Securitization(3)	2.16%	Floating	6/2013	100.5	68.3
Dollar Thrifty Sponsored Canadian Securitization(3)(4)	2.13%	Floating	8/2014	55.3	—
Australian Securitization(3)	4.61%	Floating	12/2014	148.9	169.3
Brazilian Fleet Financing Facility	13.07%	Floating	2/2013	14.0	23.1
Capitalized Leases	4.40%	Floating	Various	337.6	363.7
Unamortized Net (Discount) Premium (Fleet)				12.1	(10.9)

				1,791.3	1,724.0

Total Fleet Debt				8,903.3	6,612.3

Total Debt				$15,014.5	$10,907.8

(1)
As applicable, reference is to the December 31, 2012 weighted average interest rate (weighted by principal balance).

(2)
References to our "Senior Notes" include the series of Hertz's unsecured senior notes set forth in the table below. As of December 31, 2012 and December 31, 2011, the outstanding principal amount for each such series of the Senior Notes is also specified below.

	Outstanding Principal (in millions)
Senior Notes	December 31, 2012	December 31, 2011
8.875% Senior Notes due January 2014	$—	$162.3
7.875% Senior Notes due January 2014	—	276.3	€(213.5)
7.50% Senior Notes due October 2018	700.0	700.0
6.75% Senior Notes due April 2019	1,250.0	1,000.0
5.875% Senior Notes due October 2020	700.0	—
7.375% Senior Notes due January 2021	500.0	500.0
6.25% Senior Notes due October 2022	500.0	—

	$3,650.0	$2,638.6

(3)
Maturity reference is to the "expected final maturity date" as opposed to the subsequent "legal maturity date." The expected final maturity date is the date by which Hertz and investors in the relevant indebtedness expect the relevant indebtedness to be repaid. The legal final maturity date is the date on which the relevant indebtedness is legally due and payable.

(4)
RCFC U.S. ABS Program and the Dollar Thrifty-Sponsored Canadian Securitization represent fleet debt acquired in connection with the Dollar Thrifty acquisition on November 19, 2012.

Debt and other obligations as of September 30, 2012 and December 31, 2011 consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Vehicle debt and other obligations
Asset-backed medium-term notes:
Series 2011-2 notes (matures May 2015)	$400,000	$400,000
Series 2011-1 notes (matures February 2015)	500,000	500,000
Series 2007-1 notes (matured July 2012)	—	500,000

	900,000	1,400,000
Discounts on asset-backed medium-term notes	(32)	(45)

Asset-backed medium-term notes, net of discount	899,968	1,399,955
Series 2010-3 variable funding notes (matures December 2013)	510,000	—
CAD Series 2012-1 notes (Canadian fleet financing) (matures August 2014)	71,169	—

Total debt and other obligations	$1,481,137	$1,399,955

	December 31,
	2011	2010
	(In Thousands)
Vehicle debt and other obligations
Asset-backed medium-term notes
Series 2011-2 notes (matures May 2015)	$400,000	$—
Series 2011-1 notes (matures February 2015)	500,000	—
Series 2007-1 notes (matures July 2012)	500,000	500,000
Series 2006-1 notes (matured May 2011)	—	500,000

	1,400,000	1,000,000
Discounts on asset-backed medium-term notes	(45)	—

Asset-backed medium-term notes, net of discount	1,399,955	1,000,000
Series 2010-1 variable funding note (terminated October 2011)	—	200,000
CAD Series 2010-1 note (Canadian fleet financing) (terminated April 2011)	—	49,118

Total vehicle debt and other obligations	1,399,955	1,249,118

Non-vehicle debt
Term Loan	—	148,125

Total non-vehicle debt	—	148,125

Total debt and other obligations	$1,399,955	$1,397,243